Basis of preparation (Details)	3 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020
Basis Of Preparation
Quarterly average exchange rate	5.26	5.25	4.93	5.23	5.59	5.23	5.29	5.48	5.39	5.38	5.39	4.47
Period-end exchange rate	5.22	5.41	5.24	4.74	5.58	5.44	5.00	5.70	5.20	5.64	5.48	5.20